PROPERTY, PLANT AND EQUIPMENT ("PP&E")	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
PROPERTY, PLANT AND EQUIPMENT ("PP&E")

4) PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

		Accumulated Depletion,
As at December 31, 2019		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties(1)	$15,088,724	$(13,541,362)	$1,547,362
Other capital assets	125,265	(105,021)	20,244
Total PP&E	$15,213,989	$(13,646,383)	$1,567,606

		Accumulated Depletion,
As at December 31, 2018		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties(1)	$14,773,082	$(13,479,141)	$1,293,941
Other capital assets	115,510	(102,380)	13,130
Total PP&E	$14,888,592	$(13,581,521)	$1,307,071
(1)	All of the Company’s unproved properties are included in the full cost pool.

Acquisitions:

For the years ended December 31, 2019 and 2018, Enerplus acquired property and land totaling $24.4 million, and $25.8 million, respectively.

Divestments:

For the years ended December 31, 2019 and 2018, Enerplus disposed of properties for proceeds of $9.6 million and $6.9 million, respectively. Certain asset divestments may result in gains if the divestments cause a significant alteration in the relationship between the cost centre’s capitalized costs and proved reserves. During 2019, Enerplus did not recognize any gains on asset divestments (2018 – nil, 2017 – $78.4 million).